SIGNIFICANT OPERATING AND NONOPERATING ITEMS (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 01, 2016	Apr. 03, 2015	Dec. 31, 2014	Mar. 28, 2014	Jun. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Operating Charges
Other operating charges						$ 1,657	$ 1,183	$ 895
Asset Impairment Charges							18	195
Restructuring and transition of the Russian Juice operations							36
Impairment of trademarks						55		113
Goodwill, Impairment Loss						4		82
Interest Expense [Abstract]
Gains (Losses) on Extinguishment of Debt						(320)
Equity Income (Loss) - Net
Our proportionate share of unusual or infrequent items recorded by our equity method investees						87	18	159
Other Income (Loss) - Net
Net Gains From Investee Transactions, Equity Investment Sales and other gains								501
Gain (loss) on North America refranchised territories	$ (296)
Foreign Currency Transaction Gain, before Tax						300
Remeasurement Charges on Subsidiary Assets						27	$ 372
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee								139
Exercise of Options							10.00%
Brazilian Bottling Operations
Other Income (Loss) - Net
Equity Method Investment, Realized Gain (Loss) on Disposal						(6)	$ (32)
Gain on sale of investment in subsidiary								615
Exercise of Options					24.00%		10.00%
Asia Pacific
Other Operating Charges
Productivity, integration and restructuring initiatives						2	$ 36	26
Restructuring and Related Cost, Accelerated Depreciation								22
Goodwill, Impairment Loss						0
North America
Other Operating Charges
Productivity, integration and restructuring initiatives						141	157	127
Goodwill, Impairment Loss						0
Other Income (Loss) - Net
Gain (loss) on North America refranchised territories						(1,006)	(799)
Corporate
Other Operating Charges
Productivity, integration and restructuring initiatives						246	124	121
Asset Impairment Charges								195
Cash Contribution Expense						100
Impairment of Intangible Assets (Excluding Goodwill)						418
Interest Expense [Abstract]
Gains (Losses) on Extinguishment of Debt						(320)		(53)
Other Income (Loss) - Net
Net Gains From Investee Transactions, Equity Investment Sales and other gains						1,403
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee								139
Equity Method Investment, Realized Gain (Loss) on Disposal						(6)	(32)
Gain on sale of investment in subsidiary					$ 615			615
Corporate | CCEJ
Other Income (Loss) - Net
Net gain or (loss) in exchange of equity securities								(114)
Venezuelan subsidiary
Other Operating Charges
Asset Impairment Charges						111	314
Impairment of Intangible Assets (Excluding Goodwill)						55	18
Other Income (Loss) - Net
Remeasurement Charges on Subsidiary Assets						27	372
Venezuelan subsidiary | Corporate
Other Income (Loss) - Net
Remeasurement Charges on Subsidiary Assets		$ 27	$ 146	$ 226				140
Productivity and Reinvestment [Member]
Other Operating Charges
Productivity, integration and restructuring initiatives						691	601	494
Integration of German Bottling and Distribution Operation [Member]
Other Operating Charges
Productivity, integration and restructuring initiatives						$ 292	$ 208	187
Restructuring charges other than productivity and productivity and reinvestments initiatives [Member]
Other Operating Charges
Productivity, integration and restructuring initiatives								$ 188